Putnam
Emerging
Markets
Fund

ANNUAL REPORT
August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "As investors in the world's emerging markets, we take long-term positions and, given the amount of volatility that can affect these markets, must invest with great conviction. Investors in emerging markets funds should consider their tolerance for such volatility in exchange for potential long-term rewards."

                                  -- Tom Haslett, fund manager
                                     Putnam Emerging Markets Fund

* According to the World Bank, developing countries will double their share of global output over the next 25 years -- levels not seen since the early 19th century.

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Investing in the world's emerging markets requires a breadth and depth of expertise few investment management firms are equipped to provide. Besides the economic and investment aspects of such an undertaking, there is a wide spectrum of cultural and governmental considerations to weigh. Because many of these are untried markets and others are subject to ongoing political uncertainties, what is true today may not be true tomorrow.

Thus, it is not surprising that Putnam Emerging Markets Fund has five managers, each with a specific field of expertise. In addition, this management team is backed by a full array of analysts with access to a state-of-the-art research capability. Offices strategically located in London and Tokyo feed a continuing stream of information to Putnam's Boston headquarters.

In the following report, your fund's managers review performance for the fiscal year ended August 31, 1997, and look at prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Managers
Thomas R. Haslett
J. Peter Grant
Deborah S. Farrell
Stephen Oler
Carmel Peters

During Putnam Emerging Markets Fund's fiscal year, the world's developing markets exhibited much of the opportunities and pitfalls often associated with these types of investments. Nevertheless, over its short life, your fund at net asset value has outstripped the Morgan Stanley Capital International Emerging Markets Index; class A shares returned 7.82% at net asset value and 1.59% at public offering price for the fiscal year ended August 31, 1997, and 30.40% over the fund's 20-month life at net asset value, compared with 6.10% and 12.65% returns for the index over the same periods, respectively. Please refer to pages 9 and 10 of this report to view performance of other share classes.

While we are pleased to report that we have outperformed our benchmark, we believe that investing in emerging markets must be part of a strategic investment plan. Given the enormous economic, social, and political changes taking place in these markets, investors need to take a long-term view toward this asset class.

* ASIAN CURRENCY COLLAPSE BRINGS BOTH CHALLENGES AND OPPORTUNITIES

In the last few months of this fiscal year, we witnessed a sharp correction in Thailand, Malaysia, Indonesia, and the Philippines as these countries' currencies lost their stability. This, in turn, pushed interest rates higher and depressed the equity markets in these countries. These events exemplify the type of volatility that emerging market investors should be able to accept, and also illustrate the factors that influence the region's markets and economies. For example, China's export oriented economy is putting enormous competitive pressure on Southeast Asian export prices. Thailand and Malaysia have also built up excessive economic capacity in the face of weak demand for their products. Additionally, the sluggish Japanese economy has resulted in a weak Japanese yen which magnifies the difficult export market for many Southeast Asian countries. All these factors served to hurt consumption, investment, and corporate earnings.

In general, the Asian markets offered divergent returns. For example, Hong Kong and China showed continued strength and economic conditions in peripheral Asian countries such as India and Taiwan were strong and stable. However, Korea is suffering from excess productive capacities, a less competitive labor force, and the ripple effects of the weak Japanese yen.

Amongst all of this confusion, the shares of some promising companies with sound businesses are trading at depressed prices. We believe that as the region's economies gain strength and stability the earnings of these companies will accelerate. Therefore, because we believe in the long-term potential of the Asian markets, we will continue to focus on these undervalued stocks.

* LATIN AMERICA STILL PROMISING

This region continued to impress investors as the economic malaise associated with the Mexican peso crisis of 1994 and 1995 lifted. Mexico's domestic economy strengthened this year as the nation came through its regional summer elections with a renewed sense of economic drive. This, combined with Mexico's strong export growth, offered investors an attractive climate marked by solid corporate earnings momentum, a much improved political climate, and a stable interest rate and currency environment.

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATION]

COUNTRY ALLOCATION*

Mexico                    13.2%

Brazil                    12.7%

Taiwan                     6.3%

South Africa               5.5%

Argentina                  5.1%

India                      5.1%

Russia                     4.9%

Footnote reads:
*Based on net assets as of 8/31/97. Holdings will vary over time.

Elsewhere in Latin America, Brazil provided strong performance. Moves to privatize the huge state controlled sectors -- electric power, telephony, and mineral resources -- drove this market. Continued economic reforms in these state companies and their sharp share price appreciation, however, mask a generally depressed economy. Argentina, on the other hand, has enjoyed a very strong economic bounce as interest rates and unemployment levels have declined. Chile provided less remarkable returns as its conservative economic policies are more mature than other countries in the region. The stock markets in the smaller Andean countries (Peru, Colombia, and Venezuela) were also strong during the period reflecting the region's broad-based recovery.

Economic growth in many parts of Latin America along with continued economic and political reform give us optimism for the region. In particular, we are impressed with the strong growth in Argentina and Mexico. Additionally, we believe many Latin American companies are ready to compete on a global scale. Given these factors, we have heavily weighted the fund toward stocks in this region.

* RUSSIA, EASTERN EUROPE, SOUTH AFRICA OFFER MIXED BAG

Among the remaining regions targeted by the fund, the biggest story was Russia. A combination of political reforms and unusual levels of liquidity overcame sluggish economic statistics to power this stock market to new highs. Because of its rich natural resources, its high level of human capital, and an improving political environment, we believe Russia has enormous potential for long-term investors. The sharp stock market appreciation during 1996 and 1997, however, already reflects these positive factors.

Consequently, we selectively broadened our exposures in other regional emerging markets in order to seek new investment opportunities. During the period, we targeted companies in Hungary, Poland, and Portugal. We also initiated investments in Turkey and Israel and they provided solid returns for the fund. In Africa we confined our activity to South Africa. This very large market offers some of the developing world's best corporate management teams. Unfortunately, South Africa's macroeconomic environment has been disappointing because of an overvalued currency, high interest rates, weak commodity prices, and an uncertain political situation.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

PanAmerican Beverages, Inc. Class A
Food and beverages

Cia de Telecomunicaciones de Chile S.A. ADR
Telecommunications

Tatneft ADR
Oil and gas

Fomento Economico Mexicano, S.A. de C.V. Class B
Food and beverages

Alfa S.A. 144A cv. sub. notes
Conglomerates

Grupo Televisa S.A. GDR
Broadcasting

Lukoil Holding ADR
Oil and gas

Banco Frances del Rio de la Plata S.A.
Insurance and finance

Investec Consultadoria International S.A.
Insurance and finance

Cemex S.A. de C.V. Class B
Building and construction

Footnote reads:
These holdings represent 17.1% of the fund's net assets as of 8/31/97. Portfolio holdings will vary over time.

*IMPROVEMENTS TO OUR INVESTMENT PROCESS

During the past year, we increased the number of investment professionals working with your fund. Along with the overall expansion of Putnam's international equity capabilities, we have brought on experts in Asia and Latin America. These individuals can provide enormous leverage in meeting the investment challenges that the emerging markets present.

Our team is organized to provide a specific "top-down" country and regional focus along with a comprehensive "bottom-up" focus on industries and stocks. We concentrate our resources on three explicit regions: Latin America, emerging Europe/Middle East/Africa, and Asia. Each of these regions offers investors tremendous diversity and -- as the fiscal year just ended illustrates -- a remarkable level of diverse performance.

In addition to the people that have joined us, we are devoting an enormous amount of resources to apply more quantitative techniques in our country and stock selection process. By harnessing the processing power of our computer hardware, we can manage enormous amounts of data more efficiently to enhance the team's investment discipline.

* OUR OUTLOOK: CALM BUT CAUTIOUS OPTIMISM

While we have experienced some difficult conditions in parts of the emerging markets, we believe many of the changes now taking place around the world may create some attractive long-term investment opportunities for the fund. Additionally, we believe that many of the markets we are investing in are well positioned to benefit from the continuing global economic expansion. Therefore, we will continue to apply our disciplined investment process in order to find attractive markets and stocks.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future. International investing has certain risks, including currency fluctuations, economic instability, and political developments. Past performance is no guarantee of future results. Additional risks, including illiquidity and volatility, may be associated with emerging-markets securities.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Emerging Markets Fund is designed for investors seeking capital appreciation through common stocks of companies operating primarily in developing economies.

TOTAL RETURN FOR PERIODS ENDED 8/31/97
                          Class A         Class B         Class M
(inception date)        (12/28/95)      (10/30/96)      (10/30/96)
                        NAV    POP      NAV    CDSC     NAV     POP
-------------------------------------------------------------------------
1 year                 7.82%   1.59%   7.01%   2.01%   7.21%   3.49%
-------------------------------------------------------------------------
Life of fund          30.40   22.88   28.78   24.78   29.19   24.66
Annual average        17.12   13.05   16.25   14.09   16.47   14.02
-------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97
                                MSCI               Consumer
                        Emerging Markets Index   Price Index
-------------------------------------------------------------------------
1 year                         6.10%                2.23%
-------------------------------------------------------------------------
Life of fund                  12.65                 4.76
Annual average                 7.41                 2.83
-------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares. One- and life- of-fund returns for class B shares reflect the applicable contingent deferred sales charges (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance does not take into account any adjustments for taxes on reinvested dividends. Performance data reflects an expense limitation previously or currently in effect. Without the expense limitation total returns would have been lower.

[GRAPHIC OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 12/28/95

                   Fund's class A       MSCI Emerging
Date/year           shares at POP       Markets Index    CPI

12/28/95                9425                10000       10000

2/29/96                10133                10321       10005

5/31/96                11785                10999       10010

8/31/96                11397                10617       10012

11/30/96               11452                10593       10015

2/28/97                12951                10746       10018

5/31/97                12962                11824       10019

8/31/97                12288                11265       10476

Footnote reads:

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $12,878 and $12,478 with a redemption on 8/31/97; a $10,000 investment in the fund's class M shares would have been valued at $12,919 ($12,466 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97
                            Class A      Class B      Class M
-------------------------------------------------------------------------
Distributions (number)         1            1            1
-------------------------------------------------------------------------
Income                      $0.015       $0.013       $0.014
-------------------------------------------------------------------------
Capital gains
-------------------------------------------------------------------------
Long term                     --            --           --
-------------------------------------------------------------------------
Short term                   0.119        0.119        0.119
-------------------------------------------------------------------------
  Total                     $0.134       $0.132       $0.133
-------------------------------------------------------------------------
Share value                   NAV     POP       NAV     NAV     POP
-------------------------------------------------------------------------
8/31/96                     $10.28  $10.91      --       --      --
-------------------------------------------------------------------------
10/30/96                       --       --   $9.95    $9.95  $10.31
-------------------------------------------------------------------------
8/31/97                     10.94    11.61   10.87    10.89   11.28
-------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                               Class A        Class B         Class M
(inception date)             (12/28/95)      (10/30/96)      (10/30/96)
                             NAV     POP    NAV     CDSC    NAV      POP
-------------------------------------------------------------------------
1 year                     14.43%   7.82%  13.60%   8.60%  13.92%   9.96%
-------------------------------------------------------------------------
Life of fund               38.39   30.41   36.72   32.72   37.13   32.33
Annual average             20.27   16.28   19.45   17.45   19.65   17.25
-------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Emerging Markets Index* is an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest and dividend payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Emerging Markets Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Emerging Markets Fund (the "fund") (formerly Putnam Emerging Growth Fund) at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 15, 1997



Portfolio of investments owned
August 31, 1997


COMMON STOCKS (79.0%) *
NUMBER OF SHARES                                                                                       VALUE

Argentina (5.1%)
------------------------------------------------------------------------------------------------------------
         32,000  Banco De Galicia y Buenos Aires S.A. de C.V. ADR                             $      952,500
        125,600  Banco Frances del Rio de la Plata S.A.                                            1,382,706
          9,600  Inversiones y Representaciones S.A. IRSA, GDR                                       426,600
         23,000  Telefonica de Argentina S.A. ADR                                                    797,813
         33,400  YPF S.A. ADR                                                                      1,087,588
                                                                                              --------------
                                                                                                   4,647,207

Brazil (10.0%)
------------------------------------------------------------------------------------------------------------
         92,000  Banco Bradesco S.A. ADR                                                             893,035
         26,000  Brazil Realty S.A. 144A GDR +                                                       669,500
          4,000  Centrais Eletricas de Santa Catarina S.A. 144A GDR +                                534,000
         16,340  CIA Paranaense De Energia-Copel +                                                   246,941
         64,000  Companhia Brasileira de Distribuicao Grupo Pao
                   de Acucar ADR +                                                                 1,312,000
         25,900  Companhia Energetica de Minas Gerais S.A. (Cemig) ADR                             1,113,700
          5,400  Companhia Paulista de Forca e Luz CPFL                                              929,841
         15,100  Compania Siderurgica Nacional                                                       511,724
            520  Empresa Nacional De Compercio, Redito E Participacoes S.A.
                   (ENCOPAR)                                                                              62
            450  Light Participacoes, S.A. +                                                         168,575
         48,962  Multicanal Participacoes S.A. ADR +                                                 514,101
         37,000  Petroleo Brasileiro S.A.-Petrobras ADR                                              928,389
         11,500  Telebras Co. ADR                                                                  1,357,000
                                                                                              --------------
                                                                                                   9,178,868

Canada (0.7%)
------------------------------------------------------------------------------------------------------------
        100,000  Hurricane Hydrocarbons Ltd. +                                                       648,462

Chile (2.0%)
------------------------------------------------------------------------------------------------------------
         62,000  Cia de Telecomunicaciones de Chile S.A. ADR                                       1,863,875

China/Hong Kong (4.1%)
------------------------------------------------------------------------------------------------------------
        370,000  Beijing Datang Power Generation Co., Ltd. +                                         199,348
        270,000  Cheung Kong Infrastructure Holdings                                                 790,941
        476,000  China Southern Airlines Co., Ltd. +                                                 305,601
        351,000  Guangdong Kelon Elec Holding                                                        437,108
         13,000  Guoco Group Ltd.                                                                     50,497
        330,000  New World Infrastructure Ltd. +                                                     924,119
        962,000  Qingling Motors Co. +                                                               543,135
      1,400,000  Sa Sa International Holdings Ltd. +                                                 478,771
                                                                                              --------------
                                                                                                   3,729,520
Hungary (1.1%)
------------------------------------------------------------------------------------------------------------
         50,700  Mol Magyar Olaj-es Gazipari Rt. 144A GDR                                          1,012,986

India (4.8%)
------------------------------------------------------------------------------------------------------------
         17,000  BSES Ltd. GDR +                                                                     289,000
          1,950  East India Hotels Ltd. GDR                                                           26,325
         90,000  Gujarat Ambuja Cements Ltd. GDR +                                                   729,000
         26,900  Hindalco Industries Ltd. GDR +                                                      796,913
          8,400  Hindustan Petroleum Corp. Ltd. GDR                                                  110,347
         15,000  Indian Hotels, Ltd. 144A GDR +                                                      273,750
         20,000  Larsen & Toubro Ltd. GDR +                                                          247,728
         16,000  Ranbaxy Laboratories GDR Ltd.                                                       338,800
         30,600  State Bank of India GDR +                                                           596,700
         66,000  Tata Engineering & Locomotive Co., Ltd. GDR +                                       594,000
         28,100  Videsh Sanchar Nigam Ltd. GDR +                                                     407,450
                                                                                              --------------
                                                                                                   4,410,013

Indonesia (2.8%)
------------------------------------------------------------------------------------------------------------
        100,000  PT Astra International Inc.                                                         220,893
        210,000  PT Daya Guna Samudera +                                                             287,675
        100,000  PT Bank Internasional Indonesia                                                      28,254
        540,000  PT Indah Kiat Pulp & Paper Corp.                                                    184,934
        177,000  PT Indah Kiat Pulp & Paper Corp. Class F                                             69,710
        250,000  PT Kawasan Industri Jababeka                                                        184,078
         22,000  PT Pasifik Satelit Nusantara ADR +                                                  310,750
        206,000  PT Ramayana Lestari Sentosa                                                         373,909
         46,000  PT Telekomunikasi Indonesia ADR +                                                   902,750
                                                                                              --------------
                                                                                                   2,562,953

Israel (2.3%)
------------------------------------------------------------------------------------------------------------
        316,600  Bank Hapoalim Ltd. +                                                                685,757
        204,800  Super Sol Ltd. +                                                                    627,557
         22,500  Tadiran Ltd.                                                                        767,929
                                                                                              --------------
                                                                                                   2,081,243

Malaysia (3.6%)
------------------------------------------------------------------------------------------------------------
        207,000  Berjaya Sports Toto Berhad                                                          566,154
        100,000  IJM Corp. Berhad                                                                    108,718
        396,000  IOI Corp. Berhad                                                                    354,708
        134,000  Kentucky Fried Chicken Holdings Berhad                                              284,034
        220,000  Malakoff Berhard                                                                    511,453
         81,000  Perusahaan Otomobil Nasional Berhad                                                 235,385
        162,000  Public Bank Berhad                                                                  152,862
        233,000  Road Builder (M) Holdings Berhad                                                    326,598
        369,000  Tan Chong Motor Holdings Berhad                                                     388,554
         89,000  The New Straits Times Press Berhad                                                  395,556
                                                                                              --------------
                                                                                                   3,324,022

Mexico (11.5%)
------------------------------------------------------------------------------------------------------------
        246,300  Cemex S.A. de C.V. Class B +                                                      1,360,442
        230,500  Fomento Economico Mexicano, S.A. de C.V. Class B                                  1,592,202
         26,000  Grupo Accion, S.A. de C.V. 144A ADR +                                               325,000
         47,200  Grupo Imsa S.A. de C.V. ADR +                                                     1,357,000
         47,600  Grupo Televisa S.A.GDR                                                            1,552,950
        288,000  Kimberly-Clark de Mexico, S.A. de C.V. Class A                                    1,291,811
         62,500  PanAmerican Beverages, Inc. Class A                                               1,878,906
         26,200  Telefonos de Mexico S.A. ADR Class L                                              1,201,925
                                                                                              --------------
                                                                                                  10,560,236

Philippines (2.7%)
------------------------------------------------------------------------------------------------------------
        623,000  Ayala Land, Inc. Class B                                                            310,465
      3,792,300  Belle Corp. +                                                                       604,752
         60,000  Benpres Holdings Corp. GDR +                                                        285,000
        694,600  Fil-Estate Land, Inc.                                                                79,614
      2,282,100  International Container Terminal Services, Inc. +                                   492,812
        135,700  Petron Corp. +                                                                       19,611
         24,600  Philippine Long Distance Telephone Co. ADR                                          621,150
      1,300,000  Solid Group, Inc.                                                                    98,472
                                                                                              --------------
                                                                                                   2,511,876

Poland (1.5%)
------------------------------------------------------------------------------------------------------------
         27,100  @Entertainment, Inc. +                                                              416,651
         13,200  Bank Handlowy 144A +                                                                166,425
         64,000  KGHM Polska Miedz S.A. GDR +                                                        752,000
                                                                                              --------------
                                                                                                   1,335,076

Portugal (3.0%)
------------------------------------------------------------------------------------------------------------
         56,500  Colep-Companhia Portuguesa de Embalagens +                                          969,469
         14,700  Electricidade de Portugal S.A. +                                                    228,772
         41,900  Investec Consultoria Internacional S.A. +                                         1,369,431
          2,700  Telecel-Comunicacaoes Pessoais, S.A. +                                              193,050
                                                                                              --------------
                                                                                                   2,760,722

Russia (4.9%)
------------------------------------------------------------------------------------------------------------
          7,000  Mosenergo 144A ADR                                                                  316,750
         13,600  Tatneft ADR                                                                       1,720,400
         15,700  Lukoil Holding ADR                                                                1,413,000
      2,600,000  Unified Energy Systems                                                            1,001,000
                                                                                              --------------
                                                                                                   4,451,150

South Africa (5.5%)
------------------------------------------------------------------------------------------------------------
        168,750  Billiton PLC                                                                        651,114
         22,000  Energy Africa Ltd. +                                                                563,200
         72,000  Engen Ltd.                                                                          383,713
        127,500  First Natl Bank Holdings Ltd.                                                     1,005,649
         45,000  Gencor Ltd.                                                                         113,675
         56,250  Gencor Ltd. Rights +                                                                215,839
        401,200  Lonrho PLC                                                                          791,966
        101,200  Sasol Ltd.                                                                        1,348,327
                                                                                              --------------
                                                                                                   5,073,483

South Korea (3.8%)
------------------------------------------------------------------------------------------------------------
         15,000  Hansol Paper Co.                                                                    370,000
         13,100  Housing & Commercial Bank GDR +                                                     225,975
          7,290  Hyundai Electronics Industries Co. +                                                290,790
         30,304  Kookmin Bank GDR +                                                                  427,892
          9,570  Kookmin Bank                                                                        146,591
         35,000  Korea Electric Power Corp.                                                          917,777
          4,700  Samsung Electronics 144A GDR                                                        254,975
            330  SK Telecom Co., Ltd.                                                                241,868
         67,900  SK Telecom Co., Ltd. ADR                                                            611,100
                                                                                              --------------
                                                                                                   3,486,968

Taiwan (6.3%)
------------------------------------------------------------------------------------------------------------
        150,250  Acer Inc. +                                                                         440,985
         14,500  Ase Test Limited +                                                                1,058,500
         22,000  Asustek Computer, Inc. +                                                            497,345
        554,910  Bank Sinopac +                                                                      480,844
         46,600  China Steel Corp. GDR                                                               932,000
        428,000  Chung Hwa Pulp Corp.                                                                391,810
        119,800  Delta Electronics, Inc.                                                             866,478
         30,000  Siliconware Precision Industries Co. GDR +                                          637,500
        600,000  U-Ming Marine Transport Corp.                                                       471,698
         17,000  Yieh Phui Enterprise                                                                 17,523
                                                                                              --------------
                                                                                                   5,794,683

Thailand (0.9%)
------------------------------------------------------------------------------------------------------------
         40,300  Advanced Info Service Public Co., Ltd.                                              190,050
        106,600  Electricity Generating Public Co. Ltd.                                              187,346
        200,000  Industrial Finance Corp. of Thailand (The)                                          158,172
         25,900  PTT Exploration & Production PLC                                                    276,145
                                                                                              --------------
                                                                                                     811,713

Turkey (1.4%)
------------------------------------------------------------------------------------------------------------
         75,000  Haci Omer Sabanci Holdings ADR +                                                    600,000
         35,500  Yapi ve Kredi Bankasi A.S. GDR +                                                    718,875
                                                                                              --------------
                                                                                                   1,318,875

United Kingdom (1.0%)
------------------------------------------------------------------------------------------------------------
         50,000  Ramco Energy PLC ADR +                                                              918,750
                                                                                              --------------
                 Total Common Stocks (cost $77,709,622)                                       $   72,482,681

CONVERTIBLE BONDS AND NOTES (2.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$       950,000  Alfa S.A. de 144A cv. sub. notes 8s, 2000 (Mexico)                           $    1,555,625
        270,000  Mahindra & Mahindra Ltd. 144A cv. bonds 5s, 2001 (India)                            280,800
        190,000  Qingling Motors Co., Ltd. 144A cv. bonds 3 1/2s, 2002 (China)                       193,800
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $1,719,674)                          $    2,030,225

PREFERRED STOCKS (2.7%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         38,400  Banco Bradesco S.A. BRC .379 pfd. (Brazil)                                   $      379,850
          2,200  Banco Itau S.A. BRC 6.86 no par value (NPV) pfd. (Brazil)                         1,261,403
            520  Companhia de Tecidos Norte de Minas Coteminas
                   BRC 10.957 NPV (Brazil)                                                           190,506
          2,700  Petroleo Brasileiro S.A. BRC 6.258 pfd. (Brazil)                                    647,921
              1  Telecomunicacoes do Rio de Janeiro Telerj S.A.
                   BRC 4.319 pfd. (Brazil) +                                                              42
                                                                                              --------------
                 Total Preferred Stocks (cost $2,076,158)                                     $    2,479,722

SHORT-TERM INVESTMENTS (5.7%) * (cost $5,205,406)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$    5,203,000   Interest in $453,719,000 joint repurchase agreement
                   dated August 29, 1997, with SBC Warburg due
                   September 2, 1997, with various U.S. Treasury obligations --
                   maturity value of $5,206,209 for an effective yield of 5.55%               $    5,205,406
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $86,710,860) ***                                     $   82,198,034
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $91,667,955.

*** The aggregate identified cost on a tax basis is $87,193,756, resulting in gross unrealized appreciation and depreciation of $5,175,704 and $10,171,426, respectively, or net unrealized depreciation of $4,995,722.

  +  Non-income-producing security.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, or GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The fund had the following industry group concentrations of
greater than 10% at August 31, 1997 (as a percentage of net
assets):
  Insurance and Finance          12.7%
  Oil and Gas                    10.9
  Utilities                      10.2

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $86,710,860) (Note 1)                                                  $82,198,034
---------------------------------------------------------------------------------------------------
Cash                                                                                        584,832
---------------------------------------------------------------------------------------------------
Foreign currency (cost $839,607)                                                            841,939
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                    90,480
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,285,713
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           11,454,932
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,620
---------------------------------------------------------------------------------------------------
Total assets                                                                             96,459,550

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                             13,882
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          4,015,349
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  213,472
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                353,622
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   65,848
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   669
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    859
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       61,934
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       62,298
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         4,791,595
---------------------------------------------------------------------------------------------------
Net assets                                                                              $91,667,955

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $95,022,640
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (104,516)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and
foreign currency transactions (Note 1)                                                    1,290,758
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                                    (4,540,927)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $91,667,955

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($49,580,806 divided by 4,532,962 shares)                                                    $10.94
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.94)*                                      $11.61
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($38,044,485 divided by 3,499,614 shares)**                                                  $10.87
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,042,664 divided by 371,119 shares)                                                       $10.89
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.89)*                                      $11.28
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $36,728)                                               $  488,285
--------------------------------------------------------------------------------------------------
Interest                                                                                   263,930
--------------------------------------------------------------------------------------------------
Total investment income                                                                    752,215

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           511,690
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             294,157
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            3,859
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,524
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       59,173
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      166,698
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       12,463
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                  22
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     21,634
--------------------------------------------------------------------------------------------------
Registration fees                                                                           46,875
--------------------------------------------------------------------------------------------------
Auditing                                                                                    29,471
--------------------------------------------------------------------------------------------------
Legal                                                                                        5,860
--------------------------------------------------------------------------------------------------
Postage                                                                                      4,987
--------------------------------------------------------------------------------------------------
Other                                                                                        1,996
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                           (135,218)
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,027,191
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (56,275)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               970,916
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (218,701)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,435,121
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                 (2,271)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                         (28,093)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                              (4,855,356)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                 (3,450,599)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                   $(3,669,300)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                     December 28, 1995
                                                                                                      (commencement of
                                                                                        Year ended      operations) to
                                                                                         August 31           August 31
                                                                                              1997                1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           $  (218,701)         $    2,953
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            1,432,850             102,998
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments
and assets and liabilities in foreign currencies                                        (4,883,449)            342,522
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                         (3,669,300)            448,473
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                (11,345)                 --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (3,758)                 --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                   (372)                 --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                (90,004)                 --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (34,401)                 --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (3,163)                 --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       92,555,524             476,301
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            88,743,181             924,774

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                               2,924,774           2,000,000
----------------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net
investment income and undistributed net
investment income of $104,516 and $4,897, respectively)                                $91,667,955          $2,924,774
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the Period
                                                                                                  Year ended    Dec. 28, 1995+
                                                                                                   August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.28            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                     (.02)             .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .81             1.77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .79             1.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains
on investments                                                                                          (.12)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                     (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $10.94           $10.28
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                               7.82            20.94 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $49,581           $2,925
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                                            2.10             1.25 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                                                            (.23)             .11 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                141.81            45.90 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                             $.0109           $.0060
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended
    August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $.04,
    $.03 and $.03 per share for class A, class B and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
                                                                                                                Oct. 30, 1996+
                                                                                                                 to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $9.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                                      (.09)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains
on investments                                                                                                           (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                      (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.87
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                               10.67 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $38,044
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                                                             2.39 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                                                                             (.76)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 141.81
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                                              $.0109
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended
    August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $.04,
    $.03 and $.03 per share for class A, class B and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
                                                                                                                Oct. 30, 1996+
                                                                                                                 to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $9.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                                      (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains
on investments                                                                                                           (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                      (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.89
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                               10.88 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $4,043
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b) (c)                                                                                            2.18 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%) (c)                                                                                            (.53)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 141.81
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                                              $.0109
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended
    August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $.04,
    $.03 and $.03 per share for class A, class B and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam Emerging Markets (the "fund") (formerly Putnam Emerging Growth Fund) is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing in common stocks and other equity securities of emerging market companies.

The fund offers class A, class B and class M shares. The fund commenced its offering of class B and class M shares on October 30, 1996. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in case of some securities traded over-the-counter -- the last reported bid price. Investments for which market quotations are not readily available (and in certain circumstances debt securities which trade on an exchange) are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determines valuations for institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions, treatment of foreign currency gains and losses and realized and unrealized gains and losses on passive foreign investment securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1997, the fund reclassified $124,763 to decrease distributions in excess of net investment income and $7,226 to decrease paid-in-capital, with a decrease to accumulated net realized gain on investments of $117,537. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through November 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 1997, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $56,275 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $758 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively. The distribution plan became effective October
30, 1996.

For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $104,805 and $5,709 from the sale of class A and class M shares, respectively and $23,190 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $7,904 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $132,027,239 and $54,266,587, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Year ended
                                       August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,171,536     $ 95,009,853
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         9,734           99,096
------------------------------------------------------------
                                  8,181,270       95,108,949

Shares
repurchased                      (3,932,795)     (46,675,075)
------------------------------------------------------------
Net increase                      4,248,475     $ 48,433,874
------------------------------------------------------------

                                        For the period
                                       December 28, 1995
                                       (commencement of
                                        operations) to
                                        August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                          52,471         $509,698
------------------------------------------------------------
Shares
repurchased                          (3,277)         (33,397)
------------------------------------------------------------
Net increase                         49,194         $476,301
------------------------------------------------------------

                                        For the period
                                       October 30, 1996
                                       (commencement of
                                        operations) to
                                        August 31, 1997
------------------------------------------------------------
Class B                              Shares          Amount
------------------------------------------------------------
Shares sold                       4,052,401      $46,282,399
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,297           33,528
------------------------------------------------------------
                                  4,055,698       46,315,927

Shares
repurchased                        (556,084)      (6,437,953)
------------------------------------------------------------
Net increase                      3,499,614      $39,877,974
------------------------------------------------------------

                                        For the period
                                       October 30, 1996
                                       (commencement of
                                        operations) to
                                        August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         443,189       $5,086,818
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           297            3,024
------------------------------------------------------------
                                    443,486        5,089,842

Shares
repurchased                         (72,367)        (846,166)
------------------------------------------------------------
Net increase                        371,119       $4,243,676
------------------------------------------------------------

Note 5
Initial capitalization
and offering of shares

The fund was established as a Massachusetts business trust on October
31, 1994. During the period October 31, 1994 to December 28, 1995, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, and $3,662 of initial organizational expenses, and the issuance of 235,293 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on December 28, 1995.



Federal tax information
(Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $447,425 (or, if different, the amount necessary to offset net capital gain earned by the fund) as capital gain dividends for its taxable year ended August 31, 1997.

For the period, dividends from foreign countries were $525,013 or $.062 per share respectively. Taxes paid to foreign countries were $36,728 or $.004 per share.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas R. Haslett
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Deborah S. Farrell
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Emerging Markets Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

ANO04-36562   10/97